Balance Sheets - Parent Company Only (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Assets [Abstract]
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 21,000,000		$ 24,000,000
Cash and cash equivalents	4,509,000,000		5,378,000,000		6,997,000,000	6,637,000,000
Trading assets	6,279,000,000		6,175,000,000
Securities available for sale	28,117,000,000		26,895,000,000
Premises and equipment	1,564,000,000		1,620,000,000
Goodwill	6,344,000,000		6,323,000,000		6,319,000,000
Other assets	6,159,000,000		7,814,000,000
Total assets	176,859,000,000		172,874,000,000
Liabilities and Shareholders' Equity
Long-term debt	10,908,000,000	[1]	13,648,000,000	[1]
Other liabilities	4,691,000,000		4,553,000,000
Total liabilities	156,793,000,000		149,744,000,000
Preferred stock, no par value	275,000,000		4,942,000,000
Common stock	550,000,000		515,000,000
Additional paid in capital	9,306,000,000		8,403,000,000
Retained earnings	8,978,000,000		8,542,000,000
Treasury stock, at cost, and other	(792,000,000)	[2]	(888,000,000)	[2]
Accumulated other comprehensive income	1,749,000,000		1,616,000,000		1,070,000,000	981,000,000
Total liabilities and shareholders' equity	176,859,000,000		172,874,000,000
Parent Company [Member]
Assets [Abstract]
Cash in subsidiary banks	220,000,000		1,000,000
Interest-bearing Deposits in Banks and Other Financial Institutions	1,402,000,000		2,857,000,000
Cash and cash equivalents	1,641,000,000		2,877,000,000		2,795,000,000	6,313,000,000
Trading assets	93,000,000		207,000,000
Securities available for sale	324,000,000		4,717,000,000
Loans to subsidiaries	3,666,000,000		481,000,000
Goodwill	99,000,000		99,000,000
Other assets	397,000,000		324,000,000
Total assets	29,281,000,000		30,585,000,000
Liabilities and Shareholders' Equity
Other liabilities	766,000,000		807,000,000
Total liabilities	9,322,000,000		7,584,000,000
Preferred stock, no par value	275,000,000		4,942,000,000
Common stock	550,000,000		515,000,000
Additional paid in capital	9,306,000,000		8,403,000,000
Retained earnings	8,978,000,000		8,542,000,000
Treasury stock, at cost, and other	(899,000,000)		(1,017,000,000)
Accumulated other comprehensive income	1,749,000,000		1,616,000,000
Total shareholders' equity	19,959,000,000		23,001,000,000
Total liabilities and shareholders' equity	29,281,000,000		30,585,000,000
Parent Company [Member] | Bank Subsidiaries [Member]
Assets [Abstract]
Investments in capital stock of subsidiaries stated on the basis of the Company's equity in subsidiaries' capital accounts	21,783,000,000		20,631,000,000
Parent Company [Member] | Nonbank Subsidiaries [Member]
Assets [Abstract]
Investments in capital stock of subsidiaries stated on the basis of the Company's equity in subsidiaries' capital accounts	1,278,000,000		1,249,000,000
Parent Company [Member] | Subsidiaries [Member]
Liabilities and Shareholders' Equity
Short-term borrowings from	392,000,000		284,000,000
Long-term debt	160,000,000		160,000,000
Parent Company [Member] | Other Entity [Member]
Assets [Abstract]
Interest-bearing Deposits in Banks and Other Financial Institutions	19,000,000		19,000,000
Liabilities and Shareholders' Equity
Short-term borrowings from	1,710,000,000		1,355,000,000
Long-term debt	$ 6,294,000,000		$ 4,978,000,000

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[2]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.